Commitments and Contingencies (Details Narrative) (Sound Concepts Inc.)				12 Months Ended
	Nov. 08, 2018 USD ($)	Sep. 26, 2016 USD ($)	Aug. 16, 2016 USD ($)	Dec. 31, 2018 USD ($) a Integer	Dec. 31, 2017 USD ($) Integer
Rent expenses				$ 62,000	$ 52,000
Agreement and Plan of Merger [Member]
Cash payment of acquisition	$ 25,000,000
Sound Concepts, Inc. [Member]
Rent expenses				$ 274,000	$ 256,000
Number of separate operating leases | Integer				2	2
Sound Concepts, Inc. [Member] | Agreement and Plan of Merger [Member]
Right to receive a proportionate share value	25,000,000
Cash payment of acquisition	15,000,000
Issuance of shares of common stock	$ 10,000,000
Sound Concepts, Inc. [Member] | Xerox [Member]
Operating lease payments		$ 5,000
Operating lease term		5 years
Sound Concepts, Inc. [Member] | Amazon Software [Member]
Operating lease payments			$ 4,000
Operating lease term			3 years
Sound Concepts, Inc. [Member] | Lease Agreement One [Member]
Rentable area | a				23,000
Operating lease, extended term				5 years
Operating leases, extended term description				The Company extended this lease term for a period of 5 years from January 1, 2019 to December 31, 2023.
Operating leases, base rentals				$ 24,000
Operating leases, rental percentage				3.00%